Note 1 - The Company and Summary of Significant Accounting Policies, Deferred Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Deferred Debt [Abstract]
Gross carrying amount	$ 2,060
Accumulated amortization	(816)
Extinguishment of debt	$ (1,244)